American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2021

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 104.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 3/20/48	7,160,453	7,430,579
GNMA, VRN, 1.875%, (1-year H15T1Y plus 1.50%), 4/20/38	2,476,002	2,582,624
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 2/20/34	2,488,669	2,562,478
GNMA, VRN, 2.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	2,047,939	2,130,011
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	2,271,296	2,332,690
		17,038,382
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 101.7%
GNMA, 2.00%, TBA	34,035,878	34,345,822
GNMA, 2.00%, 4/20/51 to 10/20/51	68,060,345	68,501,116
GNMA, 2.00%, 1/20/52(1)	23,000,000	23,233,594
GNMA, 2.50%, TBA	12,488,273	12,789,734
GNMA, 2.50%, 7/20/46 to 9/20/51	132,619,331	136,030,369
GNMA, 3.00%, TBA	28,400,000	29,386,355
GNMA, 3.00%, 2/20/43 to 9/20/51	126,716,135	131,557,453
GNMA, 3.50%, TBA	34,250,000	35,665,341
GNMA, 3.50%, 12/20/41 to 1/20/48	59,243,644	63,337,913
GNMA, 3.50%, 4/20/42(2)	12,289,365	13,168,646
GNMA, 4.00%, 12/20/39 to 2/20/47	40,135,552	43,733,884
GNMA, 4.50%, 7/15/33 to 3/20/42	20,237,815	22,547,723
GNMA, 5.00%, 6/15/33 to 5/20/41	19,600,888	22,428,007
GNMA, 5.50%, 4/15/33 to 8/15/39	12,289,882	14,052,029
GNMA, 6.00%, 2/20/26 to 2/20/39	9,897,031	11,343,751
GNMA, 6.50%, 9/20/23 to 11/15/38	1,332,509	1,545,794
GNMA, 7.00%, 12/20/25 to 12/20/29	251,517	286,097
GNMA, 7.25%, 6/15/23	6,552	6,575
GNMA, 7.50%, 12/20/23 to 2/20/31	61,305	71,186
GNMA, 8.00%, 2/15/22 to 7/20/30	142,841	147,465
GNMA, 8.25%, 2/15/22	1,085	1,086
GNMA, 8.50%, 3/15/22 to 12/15/30	55,222	62,203
GNMA, 8.75%, 7/15/27	22,214	22,305
GNMA, 9.00%, 4/15/22 to 12/15/24	2,356	2,365
GNMA, 9.25%, 3/15/25	17,211	17,284
GNMA, 9.50%, 12/20/24 to 7/20/25	16,730	16,900
		664,300,997
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $675,586,054)		681,339,379
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.6%
U.S. Government Agency Collateralized Mortgage Obligations — 7.6%
GNMA, Series 2002-13, Class FA, VRN, 0.61%, (1-month LIBOR plus 0.50%), 2/16/32	188,843	188,800
GNMA, Series 2003-110, Class F, VRN, 0.50%, (1-month LIBOR plus 0.40%), 10/20/33	695,180	697,615
GNMA, Series 2003-66, Class HF, VRN, 0.55%, (1-month LIBOR plus 0.45%), 8/20/33	377,505	378,913
GNMA, Series 2004-76, Class F, VRN, 0.50%, (1-month LIBOR plus 0.40%), 9/20/34	646,894	650,277
GNMA, Series 2005-13, Class FA, VRN, 0.30%, (1-month LIBOR plus 0.20%), 2/20/35	1,388,751	1,388,691
GNMA, Series 2007-5, Class FA, VRN, 0.24%, (1-month LIBOR plus 0.14%), 2/20/37	1,393,081	1,391,287
GNMA, Series 2007-58, Class FC, VRN, 0.60%, (1-month LIBOR plus 0.50%), 10/20/37	834,850	841,252
GNMA, Series 2007-74, Class FL, VRN, 0.57%, (1-month LIBOR plus 0.46%), 11/16/37	2,362,171	2,376,631
GNMA, Series 2008-18, Class FH, VRN, 0.70%, (1-month LIBOR plus 0.60%), 2/20/38	1,217,797	1,218,191
GNMA, Series 2008-2, Class LF, VRN, 0.56%, (1-month LIBOR plus 0.46%), 1/20/38	1,039,337	1,048,953

GNMA, Series 2008-27, Class FB, VRN, 0.65%, (1-month LIBOR plus 0.55%), 3/20/38	1,976,112	1,991,907
GNMA, Series 2008-61, Class KF, VRN, 0.77%, (1-month LIBOR plus 0.67%), 7/20/38	968,327	976,496
GNMA, Series 2008-73, Class FK, VRN, 0.86%, (1-month LIBOR plus 0.76%), 8/20/38	1,398,405	1,415,790
GNMA, Series 2008-75, Class F, VRN, 0.63%, (1-month LIBOR plus 0.53%), 8/20/38	1,664,229	1,675,459
GNMA, Series 2008-88, Class UF, VRN, 1.10%, (1-month LIBOR plus 1.00%), 10/20/38	886,102	892,693
GNMA, Series 2009-127, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.55%), 9/20/38	1,314,094	1,324,296
GNMA, Series 2009-76, Class FB, VRN, 0.71%, (1-month LIBOR plus 0.60%), 6/16/39	236,869	237,243
GNMA, Series 2009-92, Class FJ, VRN, 0.79%, (1-month LIBOR plus 0.68%), 10/16/39	541,944	549,840
GNMA, Series 2010-101, Class FH, VRN, 0.46%, (1-month LIBOR plus 0.35%), 8/16/40	3,056,243	3,071,600
GNMA, Series 2010-25, Class FB, VRN, 0.66%, (1-month LIBOR plus 0.55%), 2/16/40	3,184,168	3,215,884
GNMA, Series 2012-38, Class FA, VRN, 0.50%, (1-month LIBOR plus 0.40%), 3/20/42	2,164,882	2,179,789
GNMA, Series 2012-97, Class CF, VRN, 0.56%, (1-month LIBOR plus 0.45%), 8/16/42	2,009,729	2,026,371
GNMA, Series 2015-111, Class FK, VRN, 0.30%, (1-month LIBOR plus 0.20%), 8/20/45	2,886,090	2,887,471
GNMA, Series 2016-68, Class MF, VRN, 0.40%, (1-month LIBOR plus 0.30%), 5/20/46	1,353,328	1,358,525
GNMA, Series 2019-110, Class F, VRN, 0.55%, (1-month LIBOR plus 0.45%), 9/20/49	9,474,563	9,567,402
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	3,160,436	3,126,024
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	2,861,583	2,796,709
		49,474,109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,404,937)		49,474,109
TEMPORARY CASH INVESTMENTS — 8.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $11,213,144), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $10,990,843)		10,990,834
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $37,387,084), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $36,654,031)		36,654,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,511,437	9,511,437
TOTAL TEMPORARY CASH INVESTMENTS (Cost $57,156,271)		57,156,271
TOTAL INVESTMENT SECURITIES — 120.7% (Cost $782,147,262)		787,969,759
OTHER ASSETS AND LIABILITIES — (20.7)%		(135,151,440)
TOTAL NET ASSETS — 100.0%		$652,818,319

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	28	March 2022	$3,653,125	$(40,742)
U.S. Treasury 10-Year Ultra Notes	12	March 2022	1,757,250	(28,523)
U.S. Treasury 2-Year Notes	28	March 2022	6,108,813	4,320
U.S. Treasury 5-Year Notes	38	March 2022	4,597,109	(18,357)
U.S. Treasury Long Bonds	36	March 2022	5,775,750	(74,618)
U.S. Treasury Ultra Bonds	8	March 2022	1,577,000	(31,815)
			$23,469,047	$(189,735)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $347,690.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	681,339,379	—
U.S. Government Agency Collateralized Mortgage Obligations	—	49,474,109	—
Temporary Cash Investments	9,511,437	47,644,834	—
	9,511,437	778,458,322	—
Other Financial Instruments
Futures Contracts	4,320	—	—

Liabilities
Other Financial Instruments
Futures Contracts	194,055	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.